BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
1
The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 96.7%
Basic Materials - 5.8%
700 Albemarle Corp. $ 54,047
3,000 Nutrien, Ltd. 96,300
500 Packaging Corp. of America 49,900
200,247
Capital Goods / Industrials - 2.0%
400 Cummins, Inc. 69,304
Communication Services - 11.0%
2,400 Comcast Corp., Class A 93,552
3,200 Discovery, Inc., Class C
(a)
61,632
900 The Walt Disney Co. 100,359
2,200 Verizon Communications, Inc. 121,286
376,829
Consumer Discretionary - 7.0%
1,300 Aptiv PLC 101,296
800 Genuine Parts Co. 69,568
4,000 Kontoor Brands, Inc. 71,240
242,104
Consumer Staples - 4.6%
1,800 Mondelez International, Inc., Class A 92,034
500 PepsiCo., Inc. 66,130
158,164
Energy - 3.6%
4,800 Devon Energy Corp. 54,432
2,100 Kinder Morgan, Inc. 31,857
2,100 Schlumberger, Ltd. 38,619
124,908
Financials - 20.3%
3,100 Air Lease Corp. 90,799
1,300 American Express Co. 123,760
3,300 American International Group, Inc. 102,894
3,900 Bank of America Corp. 92,625
300 Berkshire Hathaway, Inc., Class B
(a)
53,553
1,200 BOK Financial Corp. 67,728
3,883 Brookfield Asset Management, Inc.,
Class A 127,751
2,600 Radian Group, Inc. 40,326
699,436
Health Care - 18.9%
300 Amgen, Inc. 70,758
900 AstraZeneca PLC, ADR 47,601
600 Becton Dickinson and Co. 143,562
700 Gilead Sciences, Inc. 53,858
1,400 Koninklijke Philips NV, ADR
(a)
65,576
360 Laboratory Corp. of America Holdings
(a)
59,800
700 Medtronic PLC 64,190
230 Regeneron Pharmaceuticals, Inc.
(a)
143,439
648,784
Real Estate - 2.5%
9,300 VEREIT, Inc. REIT 59,799
1,200 Weyerhaeuser Co. REIT 26,952
86,751
Technology - 14.5%
2,900 Cisco Systems, Inc. 135,256
4,100 Corning, Inc. 106,190
1,100 Intel Corp. 65,813
1,100 NetApp, Inc. 48,807
900 NXP Semiconductors NV 102,636
500 TE Connectivity, Ltd. 40,775
499,477
Shares Security Description Value
Transportation - 6.5%
6,000 AP Moller - Maersk A/S, ADR $ 34,800
13,800 Atlas Corp. 104,880
500 Union Pacific Corp. 84,535
224,215
Total Common Stock (Cost $3,131,552) 3,330,219
Shares Security Description Value
Money Market Fund - 2.8%
96,027 Morgan Stanley Institutional Liquidity
Funds Government Portfolio, Institutional
Class, 0.05%
(b)
(Cost $96,027) 96,027
Investments, at value - 99.5% (Cost $3,227,579) $ 3,426,246
Other Assets & Liabilities, Net - 0.5% 17,112
Net Assets - 100.0% $ 3,443,358
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 3,330,219
Level 2 - Other Significant Observable Inputs 96,027
Level 3 - Significant Unobservable Inputs –
Total $ 3,426,246

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
2
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.